Consolidated Statement of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUE
Revenues	$ 67,326,634	$ 35,867,356	$ 25,172,654
OPERATING EXPENSES
Commissions and voyage related costs	7,004,045	2,523,842	789,149
Vessel operating expenses	29,447,876	18,215,487	14,598,071
Charter hire costs	0	0	1,699,943
Depreciation	14,854,885	8,388,208	6,195,416
Amortization of deferred dry dock expenditure	2,031,100	1,420,814	441,491
General and administrative expenses	8,178,666	5,669,935	2,975,139
Total operating expenses	61,516,572	36,218,286	26,699,209
Profit / (loss) from operations	5,810,062	(350,930)	(1,526,555)
Interest expense and finance costs	(4,119,283)	(3,464,006)	(2,966,014)
Interest income	16,444	6,059	4,713
Profit / (loss) before taxes	1,707,223	(3,808,877)	(4,487,856)
Income tax	(46,749)	(33,726)	(51,237)
Net profit / (loss)	$ 1,660,474	$ (3,842,603)	$ (4,539,093)
Earnings / (loss) per share, basic and diluted (in dollars per share)	$ 0.07	$ (0.31)	$ (0.56)
Weighted average number of common shares outstanding, basic and diluted (in shares)	24,547,661	12,241,599	8,049,500